Income taxes - Schedule of Major Components of Income Tax (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Current income taxes	SFr 76.0	SFr 74.0	SFr 35.7
Deferred income taxes	(74.5)	(36.6)	(46.2)
Income tax expense (benefit)	SFr 1.5	SFr 37.4	SFr (10.5)